Events After the Reporting Period - Additional Information (Detail) - EUR (€) € in Millions		12 Months Ended
	Jan. 08, 2019	Dec. 31, 2018
Disclosure of non-adjusting events after reporting period [line items]
Underlying earnings before tax from cobined operations		€ 17
Aegon N.V [member]
Disclosure of non-adjusting events after reporting period [line items]
Underlying earnings before tax from cobined operations		17
Major business combination [member]
Disclosure of non-adjusting events after reporting period [line items]
Business sold, business combination	€ 155
Business disposal gain (loss)	80
Major business combination [member] | Aegon N.V [member]
Disclosure of non-adjusting events after reporting period [line items]
Business sold, business combination	155
Business disposal gain (loss)	€ 80
Delaware Department of Insurance [member] | Scottish Re Group [member]
Disclosure of non-adjusting events after reporting period [line items]
Outstanding receivables recoverable amount		€ 100